Expense Example, No Redemption {- Fidelity Emerging Markets Fund} - NF_10.31 Fidelity Emerging Markets Fund AMCIZ Pro-01 - Fidelity Emerging Markets Fund	Feb. 16, 2021 USD ($)
Fidelity Emerging Markets Fund: Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Emerging Markets Fund: Class M
Expense Example, No Redemption:
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Emerging Markets Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,379
Fidelity Emerging Markets Fund: Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity Emerging Markets Fund: Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Emerging Markets Fund null
Expense Example, No Redemption:
1 Year	$ 502